Label	Element	Value
PACE® International Emerging Markets Equity Investments
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

PACE® Select Advisors Trust

September 13, 2019

Supplement to the prospectuses relating to Class A and Class Y shares (the "Multi-Class Prospectus") and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2018, as supplemented.

Includes:

•  PACE® International Emerging Markets Equity Investments

Risk/Return [Heading]	rr_RiskReturnHeading	PACE® International Emerging Markets Equity Investments
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The section captioned "PACE International Emerging Markets Equity Investments Fund summary" and sub-captioned "Risk/return bar chart and table" on page 60 of the Multi-Class Prospectus and the Class P Prospectus is revised by inserting the following as the second to last sentence of the first paragraph of that section:

RWC Asset Advisors (US) LLC ("RWC") assumed day-to-day management of a separate portion of the fund's assets on September 11, 2019.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR FUTURE REFERENCE.